Apr. 30, 2016
ELFUN DIVERSIFIED FUND
(the “Fund”)

Supplement dated January 17, 2017

To the Statutory Prospectus dated April 30, 2016, as supplemented and/or amended on July 1, 2016 and December 20, 2016, the Summary Prospectus dated April 30, 2016, as supplemented and/or amended on July 1, 2016, and the Statement of Additional Information (the “SAI”) dated April 30,
2016, as supplemented and/or amended on July 1, 2016 and September 16, 2016

Effective on or about January 28, 2017, the Fund’s investments in U.S. equity securities (also referred to as domestic equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to domestic equity investments directly in the securities that constitute the Standard & Poor’s 500® Composite Stock Index (the “S&P 500”). The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. As of the date of the prospectus, a significant portion of the S&P 500 is comprised of companies in the technology and financial sectors, although this may change from time to time. Using the Fund’s U.S. equity allocation, the Fund generally intends to invest in all stocks comprising the S&P 500 in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the S&P 500 in proportions expected by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, to match generally, before fees and expenses, the performance of the index as a whole.

Effective on or about May 1, 2017, the Fund’s investments in foreign equity securities (non-U.S. equity investments) will be achieved primarily through a passive investment approach of investing all or substantially all of its assets allocated to foreign equity investments in the State Street Global Equity ex-U.S. Index Portfolio (the “Global Equity ex-U.S. Portfolio”), a mutual fund advised by SSGA FM. The Global Equity ex-U.S. Portfolio pursues a passive investment strategy designed to track, before fees and expenses, the total return performance of the MSCI ACWI ex-USA Index (the “MSCI Index”). The MSCI Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of large and mid-cap securities in developed and emerging market countries excluding the United States. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the MSCI Index. Countries covered in the Index have historically included, among others, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates and the United Kingdom. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies in the financial sector, although this may change from time to time. As of the date of the prospectus, a significant portion of the MSCI Index is comprised of companies located in Europe and Japan, although this may change from time to time. The Fund may also invest all or a portion of its non-U.S. equity allocation in all stocks comprising the MSCI Index in approximate proportion to their weightings in the index. However, under various circumstances, it may not be possible or practicable to purchase all stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the MSCI Index in proportions expected by SSGA FM to match generally the performance of the index as a whole.

As of December 31, 2016, approximately 35% of the Fund’s total assets were allocated to domestic equity investments, and approximately 25% of the Fund’s total assets were allocated to foreign equity investments. The percentage allocations stated as of December 31, 2016 may change from time to time. From time to time stocks are added to or removed from the S&P 500 or MSCI Index. The Fund may sell securities that are represented in the S&P 500 or MSCI Index, or purchase securities that are not yet represented in an index, in anticipation of their removal from or addition to an index.

The Fund may also, to the extent permitted by applicable law, invest in shares of one or more mutual funds (including funds advised by the Adviser) whose investment objectives and policies enable the Fund to gain investment exposure to the S&P 500 or MSCI Index.

The Fund will not incur additional management or advisory fees as a result of investing in the indexing strategies described above, because the Global Equity ex-U.S. Portfolio does not charge a management fee to its investors. However the Fund will indirectly incur its share of the Global Equity ex-U.S. Portfolio’s operating expenses, as well as the additional expense of directly holding the securities that constitute the S&P 500.

The discussion in the prospectus, summary prospectus and the SAI about the Fund’s investment strategy with respect to the desired characteristics of equity investments does not apply to investments in the equity indexing strategies specified above. Investments in such indexing strategies may subject the Fund to the following additional risks. Except as otherwise stated, references below to “the Fund” may relate to the Fund, the Global Equity ex-U.S. Portfolio, or both. The risks described below may arise out of the Fund’s direct investments or the Fund’s investments in the Global Equity ex-U.S. Portfolio.

Index Tracking Risk. While the Adviser seeks to track the performance of an index (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index for a number of reasons. For example, the return on the sample of securities purchased by the Fund (or the return on securities not included in the index), to replicate the performance of the index may not correlate precisely with the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the index and regulatory requirements also may impact the Fund’s ability to match the return of the index. The Adviser may apply one or more “screens” or investment techniques to refine or limit the number or types of issuers included in the index in which the Fund may invest. Application of such screens or techniques may result in investment performance below that of the index and may not produce results expected by the Adviser. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate index returns regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the index as long as the security is part of the index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund.

Risk of Investment in Other Pools. When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pool may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. If a pool is an exchange-traded fund or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their NAV, an effect that might be more pronounced in less liquid markets. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested in the pool. Investment by the Fund in the pool may be beneficial to the Adviser or an affiliate in the management of the pool, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest the Fund’s assets in a pool sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in the pool over a pool sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in a pool sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.